CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited)	June 30, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.9%
COMMUNICATION SERVICES - 1.0%
Entertainment - 1.0%
DeNA Co. Ltd.	24,814	$527,205	(a)

CONSUMER DISCRETIONARY - 12.1%
Auto Components - 1.0%
Hella GmbH & Co. KGaA	7,300	500,075	*(a)

Hotels, Restaurants & Leisure - 4.3%
Elior Group SA	68,680	513,703	*(a)(b)
GreenTree Hospitality Group Ltd., ADR	23,730	261,505	*
Marston’s PLC	466,190	568,262	*(a)
Melco International Development Ltd.	230,159	422,713	*
Melia Hotels International SA	64,190	474,866	*(a)

Total Hotels, Restaurants & Leisure		2,241,049

Household Durables - 5.4%
Bellway PLC	13,442	603,535	(a)
Cairn Homes PLC	394,980	500,222	*(a)
DFS Furniture PLC	190,140	737,334	*(a)
Victoria PLC	16,060	237,702	*(a)
Vistry Group PLC	47,622	775,172	(a)

Total Household Durables		2,853,965

Specialty Retail - 0.5%
Wickes Group PLC	74,270	252,739	*(a)

Textiles, Apparel & Luxury Goods - 0.9%
Coats Group PLC	526,230	496,323	(a)

TOTAL CONSUMER DISCRETIONARY		6,344,151

CONSUMER STAPLES - 3.6%
Beverages - 0.7%
Stock Spirits Group PLC	106,900	386,765	(a)

Food & Staples Retailing - 1.9%
MARR SpA	25,060	597,506	*(a)
Sundrug Co. Ltd.	11,831	375,427	(a)

Total Food & Staples Retailing		972,933

Personal Products - 1.0%
Chlitina Holding Ltd.	72,490	535,175	(a)

TOTAL CONSUMER STAPLES		1,894,873

ENERGY - 6.0%
Energy Equipment & Services - 1.1%
Pason Systems Inc.	78,810	567,742

Oil, Gas & Consumable Fuels - 4.9%
Avance Gas Holding Ltd.	139,170	625,343	(a)(b)

See Notes to Schedule of Investments.

ClearBridge International Small Cap Fund 2021 Quarterly Report	1

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Parex Resources Inc.	52,520	$877,028	*
Serica Energy PLC	146,300	280,449	(a)
Tethys Oil AB	115,640	790,335	(a)

Total Oil, Gas & Consumable Fuels		2,573,155

TOTAL ENERGY		3,140,897

FINANCIALS - 9.8%
Banks - 7.0%
Banca Sistema SpA	246,820	601,184	*(a)(b)
BAWAG Group AG	19,320	1,028,209	(a)(b)
Cairo Mezz PLC	46,947	6,671	*(a)
Eurobank Ergasias Services and Holdings SA	563,364	568,292	*(a)
Spar Nord Bank A/S	33,220	374,076	(a)
Sydbank A/S	20,870	642,751	(a)
Unicaja Banco SA	436,490	447,345	(a)(b)

Total Banks		3,668,528

Capital Markets - 2.1%
Anima Holding SpA	89,670	446,887	(a)(b)
Fairfax India Holdings Corp.	27,130	366,255	*(b)
Warsaw Stock Exchange	21,960	274,358	(a)

Total Capital Markets		1,087,500

Diversified Financial Services - 0.7%
doValue SpA	30,900	340,202	(a)(b)

TOTAL FINANCIALS		5,096,230

HEALTH CARE - 2.4%
Health Care Equipment & Supplies - 2.4%
i-SENS Inc.	21,397	578,637	(a)
Value Added Technology Co. Ltd.	20,912	695,510	(a)

TOTAL HEALTH CARE		1,274,147

INDUSTRIALS - 41.3%
Air Freight & Logistics - 2.7%
SBS Holdings Inc.	17,962	538,282	(a)
Wincanton PLC	145,530	886,086	(a)

Total Air Freight & Logistics		1,424,368

Building Products - 2.4%
Inwido AB	40,430	699,440	(a)
Sanwa Holdings Corp.	46,240	567,423	(a)

Total Building Products		1,266,863

Commercial Services & Supplies - 1.0%
Elis SA	27,510	518,851	*(a)

See Notes to Schedule of Investments.

2	ClearBridge International Small Cap Fund 2021 Quarterly Report

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Construction & Engineering - 4.8%
Galliford Try Holdings PLC	379,640	$739,163	(a)
Maire Tecnimont SpA	267,760	983,293	(a)
Penta-Ocean Construction Co. Ltd.	52,230	362,966	(a)
Raiznext Corp.	38,947	404,440	(a)

Total Construction & Engineering		2,489,862

Electrical Equipment - 3.6%
Mersen SA	17,110	666,770	*(a)
Nexans SA	7,860	716,649	(a)
Vitzrocell Co. Ltd.	35,623	504,591	(a)

Total Electrical Equipment		1,888,010

Machinery - 11.2%
Bucher Industries AG, Registered Shares	500	261,560	(a)
Cargotec oyj, Class B Shares	15,960	825,257	(a)
CIMC Enric Holdings Ltd.	408,044	424,662	(a)
Deutz AG	54,800	443,152	*(a)
Fuji Corp.	19,058	436,286	(a)
Meidensha Corp.	21,504	427,677	(a)
Metso Outotec oyj	58,350	678,059	(a)
Morgan Advanced Materials PLC	158,440	773,618	(a)
Palfinger AG	15,330	642,877	(a)
SFA Engineering Corp.	8,781	337,708	(a)
Sulzer AG, Registered Shares	4,290	592,815	(a)

Total Machinery		5,843,671

Marine - 5.4%
D/S Norden A/S	39,320	1,250,394	(a)
Golden Ocean Group Ltd.	73,305	811,344	(a)
Star Bulk Carriers Corp.	33,540	769,743

Total Marine		2,831,481

Professional Services - 3.7%
Applus Services SA	63,100	616,485	*(a)
ManpowerGroup Greater China Ltd.	271,817	329,082	(a)
Pagegroup PLC	81,210	628,116	*(a)
Tanseisha Co. Ltd.	45,750	364,322	(a)

Total Professional Services		1,938,005

Trading Companies & Distributors - 6.0%
Howden Joinery Group PLC	22,670	256,329	(a)
Kanamoto Co. Ltd.	15,436	355,323	(a)
Kanematsu Corp.	22,631	301,114	(a)
Lumax International Corp. Ltd.	186,193	482,130	(a)
Nishio Rent All Co. Ltd.	20,891	582,630	(a)

See Notes to Schedule of Investments.

ClearBridge International Small Cap Fund 2021 Quarterly Report	3

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Trading Companies & Distributors - (continued)
Travis Perkins PLC	26,238	$613,448	*(a)
Yellow Cake PLC	152,820	574,217	*(a)(b)

Total Trading Companies & Distributors		3,165,191

Transportation Infrastructure - 0.5%
Zhejiang Expressway Co. Ltd., Class H Shares	285,930	254,062	(a)

TOTAL INDUSTRIALS		21,620,364

INFORMATION TECHNOLOGY - 2.9%
Electronic Equipment, Instruments & Components - 0.6%
Strix Group PLC	71,630	312,528	(a)

IT Services - 1.2%
Chinasoft International Ltd.	201,780	367,349	(a)
Sopra Steria Group SACA	1,370	263,607	(a)

Total IT Services		630,956

Semiconductors & Semiconductor Equipment - 1.1%
Optorun Co. Ltd.	14,177	315,339	(a)
u-blox Holding AG	3,400	249,949	(a)

Total Semiconductors & Semiconductor Equipment		565,288

TOTAL INFORMATION TECHNOLOGY		1,508,772

MATERIALS - 12.4%
Chemicals - 2.0%
Okamoto Industries Inc.	12,183	447,878	(a)
Ube Industries Ltd.	15,253	308,121	(a)
Zeon Corp.	22,636	313,024	(a)

Total Chemicals		1,069,023

Construction Materials - 4.4%
Cementir Holding NV	57,640	589,070	(a)
Krosaki Harima Corp.	6,387	247,557	(a)
RHI Magnesita NV	5,303	297,139	(a)
West China Cement Ltd.	1,785,210	273,617	(a)
Wienerberger AG	23,220	895,903	(a)

Total Construction Materials		2,303,286

Containers & Packaging - 0.4%
Greatview Aseptic Packaging Co. Ltd.	446,739	201,387	(a)

Metals & Mining - 5.6%
Alamos Gold Inc., Class A Shares	30,110	230,027
AMG Advanced Metallurgical Group NV	9,490	324,997	(a)
Argonaut Gold Inc.	138,670	332,244	*(b)
Granges AB	68,892	957,288	(a)
Juno Minerals Ltd.	127,557	18,654	*
Jupiter Mines Ltd.	2,082,380	452,592	(a)

See Notes to Schedule of Investments.

4	ClearBridge International Small Cap Fund 2021 Quarterly Report

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY		SHARES	VALUE
Metals & Mining - (continued)
Orla Mining Ltd.		59,480	$245,674	*(b)
Torex Gold Resources Inc.		14,250	164,158	*
Wesdome Gold Mines Ltd.		19,530	185,280	*

Total Metals & Mining			2,910,914

TOTAL MATERIALS			6,484,610

REAL ESTATE - 1.9%
Real Estate Management & Development - 1.9%
Metrovacesa SA		30,100	237,697	(a)(b)
Sun Frontier Fudousan Co. Ltd.		50,529	475,582	(a)
Supalai PCL		446,222	286,756	(a)

TOTAL REAL ESTATE			1,000,035

UTILITIES - 0.5%
Water Utilities - 0.5%
China Water Affairs Group Ltd.		316,706	243,925

TOTAL COMMON STOCKS (Cost - $36,755,501)			49,135,209

INVESTMENTS IN UNDERLYING FUNDS - 1.8%
Dragon Capital - Vietnam Enterprise Investments Ltd., Class C Shares (Cost - $361,030)		96,044	930,368	*(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $37,116,531)			50,065,577

	RATE
SHORT-TERM INVESTMENTS - 4.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	1,768,115	1,768,115
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	442,029	442,029	(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,210,144)			2,210,144

TOTAL INVESTMENTS - 99.9% (Cost - $39,326,675)			52,275,721
Other Assets in Excess of Liabilities - 0.1%			64,532

TOTAL NET ASSETS - 100.0%			$52,340,253

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2021, the total market value of investments in Affiliated Companies was $442,029 and the cost was $442,029 (Note 2).

See Notes to Schedule of Investments.

ClearBridge International Small Cap Fund 2021 Quarterly Report	5

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge International Small Cap Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities.

Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$684,218	$5,659,933	—	$6,344,151
Energy	1,444,770	1,696,127	—	3,140,897
Financials	366,255	4,729,975	—	5,096,230
Industrials	769,743	20,850,621	—	21,620,364
Materials	1,176,037	5,308,573	—	6,484,610
Utilities	243,925	—	—	243,925
Other Common Stocks	—	6,205,032	—	6,205,032
Investments in Underlying Funds	—	930,368	—	930,368

Total Long-Term Investments	4,684,948	45,380,629	—	50,065,577

Short-Term Investments†	2,210,144	—	—	2,210,144

Total Investments	$6,895,092	$45,380,629	—	$52,275,721

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2021. The following transactions were effected in such company for the period ended June 30, 2021.

	Affiliate
	Value at
	September 30,	Purchased		Sold
	2020	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$56,045	$1,763,274	1,763,274	$1,377,290	1,377,290

9

Notes to Schedule of Investments (unaudited) (continued)

			Net Increase
			(Decrease) in	Affiliate
			Unrealized	Value at
	Realized	Interest	Appreciation	June 30,
(cont’d)	Gain (Loss)	Income	(Depreciation)	2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$8	—	$442,029

10